Note 8 - Income Taxes	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Income Tax Disclosure [Text Block]

8. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows (in thousands):

		Fiscal Year:
	2026	2025	2024
Current:
Federal	$22,075	$9,236	$20,850
State	4,225	1,833	4,364
Total	26,300	11,069	25,214

Deferred:
Federal	$5,712	$1,257	$(5,010)
State	2,409	933	(523)
Total	8,121	2,190	(5,533)
Total income taxes	$34,421	$13,259	$19,681

A reconciliation of the U.S. federal statutory rate to the effective rate for fiscal year 2026 is presented in accordance with ASU 2023-09 below (dollars in thousands):

	Fiscal Year:
	2026
U.S. federal statutory rate	$31,310	21.0%
State income taxes (net of federal tax benefit) (1)	5,388	3.6%
Effect of cross border tax laws	(304)	-0.2%
Tax credits	(416)	-0.3%
Non-taxable or non-deductible items	(1,222)	-0.8%
Changes in unrecognized tax benefits	(438)	-0.3%
Other reconciling items	103	0.1%
Total	$34,421	23.1%

(1)	State and local taxes in California, Illinois, and Pennsylvania comprise the majority of this category.

A reconciliation of the U.S. federal statutory rate to the effective rate for fiscal years 2025 and 2024 is as follows (prior to the adoption of ASU 2023-09):

	Fiscal Year:
	2025	2024
U.S. federal statutory rate	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.9%	3.6%
Federal credits	-0.8%	-0.6%
State rate changes	0.0%	-0.2%
State credit expiration	0.9%	0.0%
State return to accrual	1.4%	0.5%
Change in valuation allowance	-2.1%	-0.2%
Other	0.0%	-0.4%
Effective income tax rate	24.3%	23.7%

On July 4, 2025, the President of the United States signed into law the One Big Beautiful Bill Act (“OBBBA”). The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. The corporate tax changes included in the OBBBA did not have a material impact on the Company’s effective income tax rate for fiscal year 2026, and it is not anticipated to have a material impact on the Company’s effective income tax rate in future periods. The OBBBA’s provisions for accelerated tax deductions reduced the Company’s cash income tax requirements for the current fiscal year.

Cash paid for income taxes, net of refunds, during fiscal year 2026, as presented in accordance with ASU 2023-09, is as follows (in thousands):

Federal	$25,197
Illinois	1,600
Other states	3,465
Income taxes paid, net of amounts refunded	$30,262

The following is a summary of the significant components of the Company's deferred income tax assets and liabilities (in thousands):

	As of:
	March 31,	March 31,
	2026	2025
Deferred income tax assets:
Future tax credits	$2,348	$3,719
Inventory valuation	6,988	7,294
Employee benefits	3,509	3,108
Insurance	560	878
State depreciation basis differences	2,896	3,152
Operating leases	228	128
Intangibles	-	2,994
Pension and post-retirement benefits	13	2,877
Interest	19	34
Business interest limitation	-	3,194
Deferred revenue	100	164
Net operating loss and other tax attribute carryovers	132	278
Other	326	467
Total assets	17,119	28,287
Valuation allowance - noncurrent	(2,328)	(3,719)
Total deferred income tax assets, net	14,791	24,568
Deferred income tax liabilities:
Property basis and depreciation difference	29,853	27,537
Intangibles	379	-
Inventory reserve	6,558	5,200
Right-of-use assets	705	2,236
Pension	26,798	21,587
Other	158	290
Total liabilities	64,451	56,850
Deferred income tax liability, net	$(49,660)	$(32,282)

Net deferred income tax liabilities of $49.7 million and $32.3 million as of March 31, 2026 and 2025, respectively, are recognized as noncurrent liabilities in the Consolidated Balance Sheets.

The Company has state tax credit carryforwards amounting to $0.7 million (New York), and $1.6 million (Wisconsin), which are available to reduce future taxes payable in each respective state through 2035 (New York) and through 2041 (Wisconsin). The Company has performed the required assessment regarding the realization of deferred tax assets and as of March 31, 2026, the Company has recorded a valuation allowance amounting to $2.3 million, which relates primarily to tax credit carryforwards which management has concluded it is more likely than not that they will not be realized in the ordinary course of operations.

Although realization is not assured, management has concluded that it is more likely than not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized in the ordinary course of operations. The amount of net deferred tax assets considered realizable, however, could be reduced if actual future income or income tax rates are lower than estimated or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the consolidated financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company classifies the liability for uncertain tax positions in other long-term liabilities on the Consolidated Balance Sheets which is reflective of their expected settlement date.

The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense. During fiscal years 2026 and 2025, the accrued interest and penalties balance and change during the respective fiscal years was not significant associated with unrecognized tax benefits.

The change in the liability for uncertain tax positions for fiscal years 2026 and 2025 consists of the following (in thousands):

	As of:
	March 31,	March 31,
	2026	2025
Beginning balance	$912	$830
Tax positions related to prior years:
Additions	-	82
Lapses in statues of limitations	(494)	-
Ending balance	$418	$912

The liability balances as of March 31, 2026 and 2025 do not include tax positions that are highly certain but for which there is uncertainty about the timing. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of these positions would not impact the annual effective tax rate but would accelerate the payment of cash to the tax authority to an earlier period.

Although management believes that an adequate position has been made for uncertain tax positions, there is the possibility that the ultimate resolution could have an adverse effect on the net earnings of the Company. Conversely, if resolved favorably in the future, the related provisions would be reduced, thus having a positive impact on net earnings. During fiscal year 2026, there was $0.5 million of lapses in the statute of limitations for existing uncertain tax positions.

The federal income tax returns for fiscal years after 2022 are subject to examination. The Company is currently involved in two state income tax audits covering fiscal year 2021 through fiscal year 2025. The Company is current on its federal and state tax returns.